Leases - Schedule of Supplemental Lease Balance Sheet (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Supplemental Lease Balance Sheet [Abstract]
Right-of-use assets		¥ 494,205	¥ 471,078
Amortization of right-of-use assets		(218,087)	(244,706)
Impairment of right-of-use assets		(276,118)
Right-of-use assets, net			226,372
Lease liabilities-current	$ 36,875	250,201	219,202
Lease liabilities-non current
Total lease liabilities		¥ 250,201	¥ 219,202
Weighted average remaining lease term	1 year 1 month 6 days	1 year 1 month 6 days	1 year 2 months 12 days
Weighted average discount rate	3.12%	3.12%	3.63%